Shareholders' Equity - Summary of Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Net income attributable to Taro	$ 456,356	$ 540,932	$ 484,257
Basic weighted average number of common shares outstanding	41,300,797	42,832,241	42,833,533
Effect of dilutive securities			217
Diluted weighted average number of common shares outstanding	41,300,797	42,832,241	42,833,750
Basic EPS	$ 11.05	$ 12.62	$ 11.31
Diluted EPS	$ 11.05	$ 12.62	$ 11.31